Income Taxes - Summary of Allowance Valuation (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Total valuation allowance	$ 72	$ 193
U.S. federal and state net operating losses
Valuation Allowance [Line Items]
Total valuation allowance	22	100
U.S. other deferred tax assets
Valuation Allowance [Line Items]
Total valuation allowance	0	27
German other deferred tax assets
Valuation Allowance [Line Items]
Total valuation allowance	$ 50	$ 66